Short-Term Borrowings (Details) - Schedule of Outstanding Short-Term Borrowings - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Short-Term Borrowings [Abstract]
Bank borrowings	¥ 20,000